Other Financial Assets - Summary of Stock at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
KDDI CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 1,134,370	¥ 1,296,639
MS&AD Insurance Group Holdings, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	427,950	216,053
NIPPON TELEGRAPH AND TELEPHONE CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	363,131	320,073
Mitsubishi UFJ Financial Group, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	232,760	126,754
Renesas Electronics Corporation [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 200,330	¥ 143,543